Obligations Related to Finance Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lessee, Finance Leases [Text Block]
10. Obligations Related to Finance Leases

	December 31, 2021 $	December 31, 2020 $

Obligations related to finance leases	295,828	360,043
Less: unamortized discount and debt issuance costs	(1,347)	—
Total obligations related to finance leases	294,481	360,043
Less current portion	(27,032)	(78,476)
Long-term obligations related to finance leases	267,449	281,567

As at December 31, 2021, Teekay Tankers had sale-leaseback financing transactions with financial institutions relating to 14 of Teekay Tankers' vessels, including four vessels, for which the sale-leaseback financing transactions were completed in September 2021, and four vessels for which the sale-leaseback transactions were completed in November 2021. In March 2022, Teekay Tankers completed sale-leaseback financing transactions with a financial institution relating to eight additional vessels (see Note 24).

Under the sale-leaseback arrangements completed as of December 31, 2021, Teekay Tankers transferred the vessels to subsidiaries of the financial institutions (or collectively, the Lessors) and leased the vessels back from the Lessors on bareboat charters ranging from seven to 12-year terms ending between 2028 and 2030. Teekay Tankers is obligated to purchase four of the vessels upon maturity of their respective bareboat charters. Teekay Tankers also has the option to purchase each of the 14 vessels, 10 of which can be purchased between now and the end of their respective lease terms, and four of which can be purchased starting in September 2023 until the end of their respective lease terms.
As at December 31, 2021, Teekay Tankers consolidates six of the 14 Lessors for financial reporting purposes as VIEs. Teekay Tankers understands that these vessels and lease operations are the only assets and operations of the Lessors. Teekay Tankers operates the vessels during the lease terms, and as a result, is considered to be the Lessors' primary beneficiary. The liabilities of the six Lessors are loans and are non-recourse to Teekay Tankers. The amounts funded to the six Lessors in order to purchase the vessels materially match the funding to be paid by Teekay Tankers' subsidiaries under these lease-back transactions. As a result, the amounts due by Teekay Tankers' subsidiaries to the six Lessors considered as VIEs have been included in obligations related to finance leases as representing the Lessors' loans.

The eight sale-leaseback transactions completed in 2021 have been accounted for as failed sales and Teekay Tankers has not derecognized the assets and continues to depreciate the assets as if it was the legal owner. Proceeds received from the sales have been set up as an obligation related to finance lease and bareboat charter hire payments made by Teekay Tankers to the Lessor are allocated between interest expense and principal repayments on the obligation related to finance lease.

The bareboat charters related to all 14 of these vessels require that Teekay Tankers maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of the greater of $35.0 million and at least 5.0% of Teekay Tankers' consolidated debt and obligations related to finance leases.

Ten of the bareboat charters require Teekay Tankers to maintain, for each vessel, a minimum hull coverage ratio of 100% of the total outstanding principal balance. As at December 31, 2021, these ratios ranged from 106% to 134% (2020 - ranged from 121% to 156%). The remaining four of the bareboat charters require Teekay Tankers to maintain, for each vessel, a minimum hull coverage ratio of 105% of the total outstanding principal balance. As at December 31, 2021, these ratios ranged from 132% to 140%. For 10 of the bareboat charters, should any of these ratios drop below the required amount, the Lessor may request that Teekay Tankers prepay additional charter hire. For the remaining four bareboat charters, should any of these ratios drop below the required amount, the Lessor may request that Teekay Tankers either prepay additional charter hire in the amount of the shortfall or, in certain circumstances, make a payment to reduce the outstanding principal balance or provide additional collateral satisfactory to the relevant Lessor in the amount of the shortfall, in each case to restore compliance with the relevant ratio.
The requirements of the bareboat charters are assessed annually with reference to vessel valuations compiled by one or more agreed upon third parties. As at December 31, 2021, Teekay Tankers was in compliance with all covenants in respect of its obligations related to finance leases.
The weighted average interest rate on Teekay Tankers’ obligations related to finance leases as at December 31, 2021 was 4.8% (December 31, 2020 – 7.8%).

As at December 31, 2021, Teekay Tankers' total remaining commitments related to financial liabilities of these vessels were approximately $364.6 million (December 31, 2020 – $480.9 million), including imputed interest of $68.8 million (December 31, 2020 – $120.9 million), repayable from 2022 through 2030, as indicated below:

Commitments
December 31, 2021
Year	$
2022	40,882
2023	40,422
2024	40,031
2025	39,502
2026	39,042
Thereafter	164,766